Significant non-recurring events and operations	12 Months Ended
Dec. 31, 2021
Significant non-recurring events and operations
Significant non-recurring events and operations	38 Significant non-recurring events and operations In 2021, in 2020 and 2019, Eni did not report any non-recurring events and operations.